Note 11 - Goodwill - Components of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Balance	$ 1,088,984	$ 949,221
Goodwill acquired during the year	22,491	117,984
Other items	2	150
Foreign exchange	(20,429)	21,629
Balance	1,091,048	1,088,984
Goodwill	1,120,631
Accumulated impairment loss	(29,583)
Goodwill, Ending Balance	1,091,048	1,088,984
Investment Management [Member]
Balance	380,292	379,151
Goodwill acquired during the year	0	0
Other items	0	0
Foreign exchange	(971)	1,141
Balance	379,321	380,292
Goodwill	379,321
Accumulated impairment loss	0
Goodwill, Ending Balance	379,321	380,292
Americas [Member]
Balance	337,727	220,410
Goodwill acquired during the year	22,491	117,984
Other items	2	0
Foreign exchange	(275)	(667)
Balance	359,945	337,727
Goodwill	386,216
Accumulated impairment loss	(26,271)
Goodwill, Ending Balance	359,945	337,727
EMEA [Member]
Balance	275,546	257,333
Goodwill acquired during the year	0	0
Other items	0	0
Foreign exchange	(15,782)	18,213
Balance	259,764	275,546
Goodwill	263,076
Accumulated impairment loss	(3,312)
Goodwill, Ending Balance	259,764	275,546
Asia Pacific [Member]
Balance	95,419	92,327
Goodwill acquired during the year	0	0
Other items	0	150
Foreign exchange	(3,401)	2,942
Balance	92,018	95,419
Goodwill	92,018
Accumulated impairment loss	0
Goodwill, Ending Balance	$ 92,018	$ 95,419